Submission	Oct. 03, 2024
Submission [Line Items]
Central Index Key	0001090012
Registrant Name	DEVON ENERGY CORP/DE
Registration File Number	333-270269
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES